Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Debt Local Currency Fund
March 31, 2026
LCC-NPRT1-0526
1.9899866.105
Foreign Government and Government Agency Obligations - 84.0%
		Principal Amount (a)	Value ($)
BRAZIL - 8.5%
Brazilian Federative Republic 10% 1/1/2027	BRL	38,000,000	7,148,223
Brazilian Federative Republic 10% 1/1/2029	BRL	34,000,000	6,052,200
Brazilian Federative Republic 10% 1/1/2031	BRL	23,250,000	3,921,924
Brazilian Federative Republic 10% 1/1/2033	BRL	14,700,000	2,379,897
Brazilian Federative Republic 10% 1/1/2035	BRL	17,500,000	2,747,377
Brazilian Federative Republic Treasury Bills 0% 1/1/2029 (d)	BRL	11,000,000	1,493,591
Brazilian Federative Republic Treasury Bills 0% 1/1/2030 (d)	BRL	26,500,000	3,159,500
Brazilian Federative Republic Treasury Bills 0% 1/1/2032 (d)	BRL	750,000	68,534
Brazilian Federative Republic Treasury Bills 0% 7/1/2026 (d)	BRL	27,000,000	5,047,400
Brazilian Federative Republic Treasury Bills 0% 7/1/2027 (d)	BRL	17,000,000	2,797,697
Brazilian Federative Republic Treasury Bills 0% 7/1/2028 (d)	BRL	19,500,000	2,824,664
TOTAL BRAZIL			37,641,007
CHILE - 1.6%
Chilean Republic 4.7% 9/1/2030 (b)(c)	CLP	700,000,000	736,073
Chilean Republic 5% 3/1/2035	CLP	2,400,000,000	2,482,418
Chilean Republic 6% 1/1/2043	CLP	675,000,000	752,641
Chilean Republic 6% 4/1/2033 (b)(c)	CLP	2,650,000,000	2,937,327
TOTAL CHILE			6,908,459
CHINA - 4.7%
Peoples Republic of China 1.63% 10/25/2030	CNY	6,000,000	872,727
Peoples Republic of China 1.78% 9/15/2032	CNY	23,500,000	3,428,291
Peoples Republic of China 1.88% 4/25/2055	CNY	16,000,000	2,110,316
Peoples Republic of China 2.04% 11/25/2034	CNY	25,500,000	3,779,238
Peoples Republic of China 2.49% 5/25/2044	CNY	9,250,000	1,380,344
Peoples Republic of China 2.57% 5/20/2054	CNY	4,750,000	715,708
Peoples Republic of China 2.68% 5/21/2030	CNY	9,750,000	1,483,224
Peoples Republic of China 2.88% 2/25/2033	CNY	28,000,000	4,396,357
Peoples Republic of China 3.12% 10/25/2052	CNY	13,250,000	2,200,145
Peoples Republic of China 3.81% 9/14/2050	CNY	1,950,000	357,547
TOTAL CHINA			20,723,897
COLOMBIA - 4.0%
Colombian Republic 11.75% 1/24/2035	COP	2,000,000,000	492,528
Colombian Republic 12.75% 11/28/2040	COP	7,000,000,000	1,848,298
Colombian Republic 5.75% 11/3/2027	COP	21,950,000,000	5,302,425
Colombian Republic 7% 3/26/2031	COP	5,000,000,000	1,042,900
Colombian Republic 7% 6/30/2032	COP	14,550,000,000	2,891,266
Colombian Republic 7.25% 10/18/2034	COP	12,750,000,000	2,431,633
Colombian Republic 7.25% 10/26/2050	COP	13,000,000,000	2,056,878
Colombian Republic 9.25% 5/28/2042	COP	7,400,000,000	1,501,946
TOTAL COLOMBIA			17,567,874
CZECH REPUBLIC - 4.5%
Czech Republic 0.95% 5/15/2030 (c)	CZK	175,750,000	7,212,555
Czech Republic 1.2% 3/13/2031	CZK	185,120,000	7,460,755
Czech Republic 1.5% 4/24/2040	CZK	21,500,000	652,721
Czech Republic 1.95% 7/30/2037	CZK	13,500,000	471,933
Czech Republic 2% 10/13/2033	CZK	55,500,000	2,157,381
Czech Republic 3.5% 5/30/2035	CZK	26,000,000	1,107,642
Czech Republic 3.6% 6/3/2036	CZK	26,060,000	1,099,140
TOTAL CZECH REPUBLIC			20,162,127
DOMINICAN REPUBLIC - 0.5%
Dominican Republic 10.75% 6/1/2036 (c)	DOP	51,000,000	883,183
Dominican Republic 13.625% 2/3/2033 (b)	DOP	38,500,000	747,473
Dominican Republic 9.75% 6/5/2026 (c)	DOP	43,500,000	721,300
TOTAL DOMINICAN REPUBLIC			2,351,956
EGYPT - 0.3%
Arab Republic of Egypt 14.556% 10/13/2027	EGP	36,000,000	572,597
Arab Republic of Egypt 16.1% 5/7/2029	EGP	12,000,000	188,463
Arab Republic of Egypt Treasury Bills 0% 7/14/2026 (d)	EGP	28,000,000	481,140
TOTAL EGYPT			1,242,200
HUNGARY - 2.0%
Hungary Government 2% 5/23/2029	HUF	275,000,000	710,496
Hungary Government 2.25% 4/20/2033	HUF	990,000,000	2,181,380
Hungary Government 3% 8/21/2030	HUF	250,000,000	636,715
Hungary Government 3.25% 10/22/2031	HUF	110,000,000	272,727
Hungary Government 4.75% 11/24/2032	HUF	255,000,000	668,877
Hungary Government 6.75% 10/22/2028	HUF	1,313,000,000	3,910,792
Hungary Government 7% 10/24/2035	HUF	225,000,000	667,659
TOTAL HUNGARY			9,048,646
INDIA - 6.8%
Republic of India 6.54% 1/17/2032	INR	264,000,000	2,764,441
Republic of India 6.67% 12/17/2050	INR	475,000,000	4,541,060
Republic of India 6.79% 10/7/2034	INR	540,000,000	5,678,573
Republic of India 7.1% 4/18/2029	INR	85,000,000	924,625
Republic of India 7.1% 4/8/2034	INR	175,000,000	1,874,603
Republic of India 7.17% 4/17/2030	INR	94,500,000	1,023,007
Republic of India 7.18% 7/24/2037	INR	421,500,000	4,495,571
Republic of India 7.18% 8/14/2033	INR	190,000,000	2,045,383
Republic of India 7.26% 2/6/2033	INR	100,000,000	1,085,905
Republic of India 7.26% 8/22/2032	INR	55,000,000	597,109
Republic of India 7.3% 6/19/2053	INR	279,500,000	2,832,581
Republic of India 7.32% 11/13/2030	INR	136,500,000	1,485,185
Republic of India 7.38% 6/20/2027	INR	90,000,000	979,077
TOTAL INDIA			30,327,120
INDONESIA - 8.4%
Indonesia Government 6.375% 4/15/2032	IDR	37,500,000,000	2,166,457
Indonesia Government 6.5% 2/15/2031	IDR	65,000,000,000	3,804,127
Indonesia Government 6.5% 7/15/2030	IDR	46,750,000,000	2,741,690
Indonesia Government 6.625% 2/15/2034	IDR	89,000,000,000	5,170,023
Indonesia Government 6.75% 7/15/2035	IDR	12,000,000,000	699,997
Indonesia Government 6.875% 4/15/2029	IDR	5,500,000,000	326,246
Indonesia Government 7% 2/15/2033	IDR	29,000,000,000	1,714,113
Indonesia Government 7% 9/15/2030	IDR	16,250,000,000	969,754
Indonesia Government 7.125% 6/15/2038	IDR	15,500,000,000	926,348
Indonesia Government 7.125% 6/15/2042	IDR	24,750,000,000	1,475,286
Indonesia Government 7.125% 6/15/2043	IDR	11,000,000,000	656,998
Indonesia Government 7.125% 8/15/2040	IDR	32,000,000,000	1,905,985
Indonesia Government 7.5% 4/15/2040	IDR	58,250,000,000	3,569,035
Indonesia Government 8.25% 5/15/2029	IDR	91,500,000,000	5,637,819
Indonesia Government 8.25% 5/15/2036	IDR	51,000,000,000	3,280,468
Indonesia Government 8.375% 3/15/2034	IDR	34,788,000,000	2,223,843
TOTAL INDONESIA			37,268,189
MALAYSIA - 4.7%
Malaysia Government 3.757% 5/22/2040	MYR	250,000	60,486
Malaysia Government 3.828% 7/5/2034	MYR	19,300,000	4,818,947
Malaysia Government 4.054% 4/18/2039	MYR	4,000,000	999,738
Malaysia Government 4.065% 6/15/2050	MYR	17,000,000	4,177,534
Malaysia Government 4.18% 5/16/2044	MYR	6,750,000	1,703,812
Malaysia Government 4.457% 3/31/2053	MYR	4,500,000	1,171,867
Malaysia Government 4.642% 11/7/2033	MYR	2,250,000	592,646
Malaysia Government 4.696% 10/15/2042	MYR	12,700,000	3,411,482
Malaysia Government 4.736% 3/15/2046	MYR	4,500,000	1,211,638
Malaysia Government 4.762% 4/7/2037	MYR	8,750,000	2,343,742
Malaysia Government 4.893% 6/8/2038	MYR	2,000,000	541,862
TOTAL MALAYSIA			21,033,754
MEXICO - 10.1%
United Mexican States 10% 11/20/2036	MXN	10,000,000	582,397
United Mexican States 7% 9/3/2026	MXN	99,250,000	5,539,196
United Mexican States 7.5% 5/26/2033	MXN	113,000,000	5,754,344
United Mexican States 7.5% 6/3/2027	MXN	38,250,000	2,136,847
United Mexican States 7.75% 11/13/2042	MXN	101,250,000	4,688,765
United Mexican States 7.75% 11/23/2034	MXN	100,500,000	5,125,806
United Mexican States 8% 7/31/2053	MXN	92,000,000	4,242,417
United Mexican States 8.5% 11/18/2038	MXN	26,000,000	1,331,594
United Mexican States 8.5% 2/28/2030	MXN	18,000,000	997,007
United Mexican States 8.5% 5/31/2029	MXN	249,750,000	13,905,043
TOTAL MEXICO			44,303,416
PERU - 2.0%
Peruvian Republic 5.35% 8/12/2040	PEN	2,250,000	540,838
Peruvian Republic 5.4% 8/12/2034	PEN	1,850,000	503,701
Peruvian Republic 6.15% 8/12/2032	PEN	3,750,000	1,123,650
Peruvian Republic 6.85% 8/12/2035 (b)(c)	PEN	4,750,000	1,384,603
Peruvian Republic 6.9% 8/12/2037	PEN	4,250,000	1,209,868
Peruvian Republic 6.95% 8/12/2031	PEN	8,250,000	2,566,861
Peruvian Republic 7.3% 8/12/2033 (b)(c)	PEN	1,750,000	549,687
Peruvian Republic 7.6% 8/12/2039 (b)(c)	PEN	3,250,000	966,847
TOTAL PERU			8,846,055
POLAND - 7.0%
Republic of Poland 1.25% 10/25/2030	PLN	16,700,000	3,790,644
Republic of Poland 1.75% 4/25/2032	PLN	24,000,000	5,236,189
Republic of Poland 2.75% 10/25/2029	PLN	6,450,000	1,614,507
Republic of Poland 2.75% 4/25/2028	PLN	14,000,000	3,641,944
Republic of Poland 4.5% 7/25/2030	PLN	13,250,000	3,477,135
Republic of Poland 5% 1/25/2030	PLN	22,400,000	6,021,818
Republic of Poland 5% 10/25/2034	PLN	11,250,000	2,883,650
Republic of Poland 5% 10/25/2035	PLN	5,000,000	1,261,212
Republic of Poland 6% 10/25/2033	PLN	11,500,000	3,165,079
TOTAL POLAND			31,092,178
ROMANIA - 4.9%
Romanian Republic 3.25% 6/24/2026	RON	12,000,000	2,701,425
Romanian Republic 3.65% 9/24/2031	RON	4,500,000	863,138
Romanian Republic 4.25% 4/28/2036	RON	2,500,000	450,264
Romanian Republic 4.75% 10/11/2034	RON	8,750,000	1,679,777
Romanian Republic 4.85% 7/25/2029	RON	5,250,000	1,119,719
Romanian Republic 5% 2/12/2029	RON	33,450,000	7,230,677
Romanian Republic 5.8% 7/26/2027	RON	5,750,000	1,290,528
Romanian Republic 6.7% 2/25/2032	RON	5,750,000	1,267,890
Romanian Republic 6.85% 7/29/2030	RON	8,750,000	1,969,521
Romanian Republic 7.2% 10/30/2033	RON	10,500,000	2,379,983
Romanian Republic 7.2% 5/31/2027	RON	4,000,000	913,124
TOTAL ROMANIA			21,866,046
SOUTH AFRICA - 6.9%
South African Republic 11.625% 3/31/2053	ZAR	17,000,000	1,182,907
South African Republic 6.25% 3/31/2036	ZAR	49,500,000	2,349,884
South African Republic 6.5% 2/28/2041	ZAR	46,000,000	2,028,886
South African Republic 7% 2/28/2031	ZAR	43,750,000	2,422,581
South African Republic 8% 1/31/2030	ZAR	42,250,000	2,469,308
South African Republic 8.25% 3/31/2032	ZAR	32,250,000	1,860,661
South African Republic 8.5% 1/31/2037	ZAR	80,000,000	4,416,364
South African Republic 8.75% 1/31/2044	ZAR	27,000,000	1,449,029
South African Republic 8.75% 2/28/2048	ZAR	93,750,000	5,007,830
South African Republic 8.875% 2/28/2035	ZAR	126,000,000	7,314,609
TOTAL SOUTH AFRICA			30,502,059
THAILAND - 4.5%
Kingdom of Thailand 1.585% 12/17/2035	THB	127,750,000	3,692,669
Kingdom of Thailand 1.6% 6/17/2035	THB	222,350,000	6,466,719
Kingdom of Thailand 2% 6/17/2042	THB	53,000,000	1,406,892
Kingdom of Thailand 2.875% 6/17/2046	THB	44,400,000	1,278,426
Kingdom of Thailand 3.3% 6/17/2038	THB	15,750,000	513,060
Kingdom of Thailand 3.39% 6/17/2037	THB	72,500,000	2,429,596
Kingdom of Thailand 3.45% 6/17/2043	THB	88,500,000	2,799,828
Kingdom of Thailand 3.775% 6/25/2032	THB	35,000,000	1,188,114
TOTAL THAILAND			19,775,304
TURKEY - 1.9%
Turkish Republic 10.5% 8/11/2027	TRY	27,500,000	441,208
Turkish Republic 17.3% 7/19/2028	TRY	35,500,000	560,453
Turkish Republic 17.8% 7/13/2033	TRY	23,500,000	327,325
Turkish Republic 26.2% 10/5/2033	TRY	47,000,000	897,368
Turkish Republic 31.08% 11/8/2028	TRY	15,500,000	311,113
Turkish Republic 36% 8/12/2026	TRY	197,000,000	4,353,102
Turkish Republic 37.84% 7/14/2027	TRY	77,500,000	1,695,075
TOTAL TURKEY			8,585,644
URUGUAY - 0.4%
Uruguay Republic 8.25% 5/21/2031	UYU	31,500,000	803,388
Uruguay Republic 8.5% 3/15/2028 (c)	UYU	6,525,000	164,124
Uruguay Republic 9.75% 7/20/2033	UYU	34,298,120	934,559
TOTAL URUGUAY			1,902,071
UZBEKISTAN - 0.3%
Republic of Uzbekistan 15.5% 2/25/2028 (c)	UZS	13,410,000,000	1,160,175
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $369,692,314)			372,308,177

Non-Convertible Corporate Bonds - 3.9%
		Principal Amount (a)	Value ($)
GEORGIA - 0.3%
Financials - 0.3%
Banks - 0.3%
Bank of Georgia JSC 11.5% 11/17/2028 (b)	GEL	3,240,000	1,204,344
MULTI-NATIONAL - 3.6%
Financials - 3.6%
Banks - 2.7%
Corp Andina de Fomento 7.65% 3/5/2031 (c)	INR	234,500,000	2,491,679
European Bank for Reconstruction & Development 6.25% 4/11/2028	INR	487,000,000	5,056,261
Inter-American Development Bank 5.1% 11/17/2026	IDR	15,000,000,000	878,402
Inter-American Development Bank 7% 1/25/2029	INR	280,000,000	2,923,492
Inter-American Development Bank 7.35% 10/6/2030	INR	50,000,000	524,353
			11,874,187
Financial Services - 0.9%
IBRD Discount Notes 1.9% 9/25/2029	CNY	9,000,000	1,310,942
IBRD Discount Notes 10% 9/16/2026	KZT	550,000,000	1,113,092
IBRD Discount Notes 7.05% 7/22/2029	INR	176,500,000	1,830,239
			4,254,273
TOTAL MULTI-NATIONAL			16,128,460
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $18,678,893)			17,332,804

U.S. Treasury Obligations - 0.5%
	Yield (%) (f)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/14/2026 (g) (Cost $2,344,866)	3.64	2,355,000	2,344,760

Money Market Funds - 11.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h) (Cost $49,825,631)	3.69	49,815,667	49,825,631

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $440,541,704)	441,811,372
NET OTHER ASSETS (LIABILITIES) - 0.4% (e)	1,563,252
NET ASSETS - 100.0%	443,374,624

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	1,626,000	USD	1,114,581	Goldman Sachs Bank USA	5/2026	6,667
BRL	5,246,000	USD	981,500	BNP Paribas SA	5/2026	22,676
BRL	6,206,000	USD	1,190,029	JPMorgan Chase Bank NA	5/2026	(2,092)
BRL	6,441,000	USD	1,227,605	JPMorgan Chase Bank NA	5/2026	5,315
BRL	8,251,000	USD	1,561,211	State Street Bank & Trust Co	5/2026	18,175
CAD	3,287,000	USD	2,408,778	JPMorgan Chase Bank NA	5/2026	(41,624)
CAD	3,215,000	USD	2,367,086	Royal Bank of Canada	5/2026	(51,783)
CNY	18,173,000	USD	2,643,855	Citibank NA	5/2026	(2,174)
CNY	113,694,000	USD	16,482,169	Goldman Sachs Bank USA	5/2026	44,727
COP	2,943,700,000	USD	793,332	BNP Paribas SA	5/2026	(688)
COP	4,948,700,000	USD	1,293,819	BNP Paribas SA	5/2026	38,707
EUR	1,016,000	USD	1,176,780	JPMorgan Chase Bank NA	5/2026	(83)
EUR	2,024,000	USD	2,331,875	JPMorgan Chase Bank NA	5/2026	12,252
EUR	950,000	USD	1,125,152	JPMorgan Chase Bank NA	5/2026	(24,894)
GBP	858,000	USD	1,132,491	JPMorgan Chase Bank NA	5/2026	3,072
HUF	390,804,000	USD	1,220,433	Bank of America NA	5/2026	(48,756)
HUF	136,682,000	USD	429,373	Bank of America NA	5/2026	(19,585)
HUF	793,039,000	USD	2,349,393	Citibank NA	5/2026	28,231
INR	68,554,000	USD	727,147	Bank of America NA	5/2026	3,194
KZT	650,219,000	USD	1,278,926	Goldman Sachs Bank USA	5/2026	64,011
MXN	21,477,000	USD	1,199,493	BNP Paribas SA	5/2026	(5,461)
MXN	48,994,000	USD	2,729,275	Bank of America NA	5/2026	(5,411)
MXN	16,178,000	USD	905,370	Goldman Sachs Bank USA	5/2026	(5,940)
MXN	41,691,000	USD	2,312,628	Royal Bank of Canada	5/2026	5,220
MYR	94,219,000	USD	24,031,168	Goldman Sachs Bank USA	5/2026	(730,671)
MYR	4,791,000	USD	1,226,669	Goldman Sachs Bank USA	5/2026	(41,847)
MYR	13,728,000	USD	3,510,997	Goldman Sachs Bank USA	5/2026	(116,043)
NOK	11,486,000	USD	1,188,604	Bank of America NA	5/2026	(2,675)
NZD	3,965,000	USD	2,349,297	JPMorgan Chase Bank NA	5/2026	(67,475)
PHP	69,919,000	USD	1,212,503	JPMorgan Chase Bank NA	5/2026	(61,608)
PLN	3,286,000	USD	929,312	Bank of America NA	5/2026	(44,214)
PLN	7,722,000	USD	2,106,912	Bank of America NA	5/2026	(26,959)
PLN	5,387,000	USD	1,450,729	Canadian Imperial Bank of Commerce	5/2026	283
PLN	5,117,000	USD	1,431,524	Goldman Sachs Bank USA	5/2026	(53,238)
RON	1,568,000	USD	365,134	Bank of America NA	5/2026	(10,464)
RON	4,240,000	USD	955,164	Goldman Sachs Bank USA	5/2026	3,893
RON	1,643,000	USD	381,196	Goldman Sachs Bank USA	5/2026	(9,561)
SEK	10,598,000	USD	1,115,903	Goldman Sachs Bank USA	5/2026	6,059
THB	645,701,000	USD	20,817,675	JPMorgan Chase Bank NA	5/2026	(923,130)
THB	47,147,000	USD	1,476,296	JPMorgan Chase Bank NA	5/2026	(23,661)
USD	1,132,868	AUD	1,626,000	State Street Bank & Trust Co	5/2026	11,621
USD	4,940,502	BRL	26,144,000	Goldman Sachs Bank USA	5/2026	(63,917)
USD	802,728	BRL	4,225,000	JPMorgan Chase Bank NA	5/2026	(6,011)
USD	3,614,206	CAD	4,891,000	BNP Paribas SA	5/2026	91,921
USD	1,189,708	CAD	1,611,000	JPMorgan Chase Bank NA	5/2026	29,536
USD	917,987	CNY	6,303,000	Bank of America NA	5/2026	1,764
USD	2,916,920	CNY	20,118,000	Goldman Sachs Bank USA	5/2026	(7,491)
USD	902,997	COP	3,364,900,000	Citibank NA	5/2026	(3,063)
USD	805,752	CZK	16,376,000	Goldman Sachs Bank USA	5/2026	34,152
USD	1,033,861	EUR	891,000	BNP Paribas SA	5/2026	1,935
USD	1,190,289	EUR	999,000	JPMorgan Chase Bank NA	5/2026	33,282
USD	6,037,607	EUR	5,048,000	JPMorgan Chase Bank NA	5/2026	191,187
USD	1,135,665	GBP	858,000	JPMorgan Chase Bank NA	5/2026	102
USD	1,088,068	HUF	370,411,000	Bank of America NA	5/2026	(22,467)
USD	802,528	HUF	256,310,000	Canadian Imperial Bank of Commerce	5/2026	34,081
USD	1,181,771	HUF	387,690,000	Goldman Sachs Bank USA	5/2026	19,431
USD	1,674,031	IDR	28,163,000,000	BNP Paribas SA	5/2026	18,329
USD	980,182	IDR	16,514,500,000	Goldman Sachs Bank USA	5/2026	9,295
USD	748,856	INR	68,554,000	JPMorgan Chase Bank NA	5/2026	18,515
USD	985,093	INR	93,308,000	JPMorgan Chase Bank NA	5/2026	(8,964)
USD	1,327,481	MXN	22,984,000	Goldman Sachs Bank USA	5/2026	49,665
USD	1,777,157	MXN	31,708,000	JPMorgan Chase Bank NA	5/2026	14,323
USD	1,926,210	MXN	33,370,000	State Street Bank & Trust Co	5/2026	70,976
USD	1,085,130	MXN	18,801,000	State Street Bank & Trust Co	5/2026	39,872
USD	2,332,220	MYR	9,077,000	Goldman Sachs Bank USA	5/2026	87,464
USD	1,264,198	MYR	5,053,000	Goldman Sachs Bank USA	5/2026	14,584
USD	2,028,956	MYR	8,016,000	Goldman Sachs Bank USA	5/2026	46,588
USD	1,201,282	NOK	11,486,000	BNP Paribas SA	5/2026	15,352
USD	1,176,005	NZD	1,981,000	BNP Paribas SA	5/2026	35,958
USD	1,144,245	NZD	1,956,000	Bank of America NA	5/2026	18,584
USD	1,135,339	NZD	1,952,000	Bank of America NA	5/2026	11,981
USD	1,199,482	NZD	1,984,000	Bank of America NA	5/2026	57,708
USD	1,195,176	PHP	69,919,000	Goldman Sachs Bank USA	5/2026	44,281
USD	1,032,878	PLN	3,808,000	BNP Paribas SA	5/2026	7,177
USD	1,010,213	PLN	3,749,000	Goldman Sachs Bank USA	5/2026	404
USD	852,514	PLN	3,096,000	Goldman Sachs Bank USA	5/2026	18,594
USD	1,487,910	PLN	5,307,000	Goldman Sachs Bank USA	5/2026	58,447
USD	631,943	PLN	2,312,000	Goldman Sachs Bank USA	5/2026	9,197
USD	872,440	RON	3,871,000	Goldman Sachs Bank USA	5/2026	(3,152)
USD	1,124,977	SEK	10,598,000	Goldman Sachs Bank USA	5/2026	3,015
USD	1,048,989	THB	32,650,000	JPMorgan Chase Bank NA	5/2026	43,017
USD	1,068,629	THB	34,909,000	JPMorgan Chase Bank NA	5/2026	(6,944)
USD	2,193,551	THB	67,862,000	JPMorgan Chase Bank NA	5/2026	102,671
USD	2,503,911	THB	79,855,000	JPMorgan Chase Bank NA	5/2026	43,517
USD	1,189,862	THB	37,147,000	JPMorgan Chase Bank NA	5/2026	45,334
USD	1,184,703	THB	37,652,000	JPMorgan Chase Bank NA	5/2026	24,616
USD	1,630,718	ZAR	26,543,000	BNP Paribas SA	5/2026	67,074
USD	412,120	ZAR	6,965,000	Royal Bank of Canada	5/2026	1,813
ZAR	38,483,000	USD	2,304,355	State Street Bank & Trust Co	5/2026	(37,327)

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						(789,528)
Unrealized Appreciation						1,689,845
Unrealized Depreciation						(2,479,373)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)		Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
7.49%	Quarterly	3M JIBAR(4)	Quarterly	CME	6/2030	ZAR	1,000,000	(251)	0	(251)

(1)Swaps with CME Group (CME) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Republic Peso
EGP	-	Egyptian Pound
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
GEL	-	Georgia Lari
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KZT	-	Kazakhstan Tenge
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
RON	-	Romanian Leu
SEK	-	Swedish Krona
THB	-	Thai Baht
TRY	-	New Turkish Lira
USD	-	United States Dollar
UYU	-	Uruguay Peso
UZS	-	Uzbekistan Sum
ZAR	-	South African Rand

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,526,354 or 1.9% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $19,207,553 or 4.3% of net assets.

(d)	Zero coupon bond which is issued at a discount.
(e)	Includes $2,044 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(f)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(g)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $1,108,160.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	49,793,829	48,092,321	48,060,519	312,107	(1,591)	1,591	49,825,631	49,815,667	0.1%
Total	49,793,829	48,092,321	48,060,519	312,107	(1,591)	1,591	49,825,631

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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